Leases	6 Months Ended
Jun. 30, 2022
Leases
Leases

5. Leases

On March 28, 2022, GasLog’s subsidiary, GAS-six Ltd. completed the sale and leaseback of the GasLog Skagen with a wholly-owned subsidiary of CDBL. CDBL has the right to sell the vessel to third parties. The vessel was sold to CDBL for net proceeds of $123,448. GasLog leased back the vessel under a bareboat charter from CDBL for a period of five years with no repurchase option or obligation. The sale and leaseback meets the definition of a lease under IFRS 16 Leases, resulting in the recognition of a right-of-use asset of $83,969 and a corresponding lease liability of $57,412.

The movements in right-of-use assets are reported in the following table:

		Vessels’
Right-of-Use Assets	Vessels	Equipment	Properties	Other	Total
As of January 1, 2022	356,555	1,640	4,823	17	363,035
Additions, net	83,969	718	18	—	84,705
Depreciation	(25,660)	(665)	(624)	(2)	(26,951)
As of June 30, 2022	414,864	1,693	4,217	15	420,789

An analysis of the lease liabilities is as follows:

Lease Liabilities
As of January 1, 2022	302,850
Additions, net	58,147
Interest expense on leases (Note 16)	6,686
Payments	(25,390)
As of June 30, 2022	342,293
Lease liabilities, current portion	41,758
Lease liabilities, non-current portion	300,535
Total	342,293